Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Earnings per share for each quarter and the year are calculated individually and may not sum to the total for the year.

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,750.9	$1,689.4	$1,709.9	$1,542.7	$6,692.9
Operating profit (loss)	33.8	7.1	80.2	(34.4)	86.7
Net income (loss) attributable to AK Holding	(306.3)	(64.0)	6.7	(145.4)	(509.0)
Basic and diluted earnings (loss) per share	$(1.72)	$(0.36)	$0.04	$(0.82)	$(2.86)

	2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Net sales	$1,383.5	$1,530.8	$1,593.8	$1,997.6	$6,505.7
Operating profit (loss)	(35.3)	36.5	63.7	74.5	139.4
Net income (loss) attributable to AK Holding	(86.1)	(17.1)	(7.2)	13.5	(96.9)
Basic earnings (loss) per share	$(0.63)	$(0.13)	$(0.05)	$0.08	$(0.65)
Diluted earnings (loss) per share	$(0.63)	$(0.13)	$(0.05)	$0.07	$(0.65)